Basis of Presentation and Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Basis Of Presentation And Significant Accounting Policies Details Narrative
Advertising and promotion expenses	$ 67,216	$ 40,874	$ 59,956	$ 159,411